Post employment benefits - Movement in net surplus (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 757	$ 721
Exchange differences	(29)	25
Disposal of businesses		3
Reclassification from liabilities held for sale		7
Income/(charge) before taxation	(93)	(51)	$ (42)
Other comprehensive (loss)/income	(65)	(12)	(81)
Contributions by the group	57	64
Employee contributions	0	0
Benefits paid	0	0
Ending balance	627	757	721
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	8,533	8,417
Exchange differences	(262)	633
Disposal of businesses		0
Reclassification from liabilities held for sale		0
Income/(charge) before taxation	390	381
Other comprehensive (loss)/income	(136)	(460)
Contributions by the group	57	64
Employee contributions	2	2
Benefits paid	(527)	(504)
Ending balance	8,057	8,533	8,417
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(7,776)	(7,696)
Exchange differences	233	(608)
Disposal of businesses		3
Reclassification from liabilities held for sale		7
Income/(charge) before taxation	(483)	(432)
Other comprehensive (loss)/income	71	448
Contributions by the group	0	0
Employee contributions	(2)	(2)
Benefits paid	527	504
Ending balance	$ (7,430)	$ (7,776)	$ (7,696)